Customer deposits and deposits from banks - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Time Deposits [Line Items]
Payable on demand	$ 8,213,304	$ 7,665,222
Payable on a fixed date	1,820,345	1,516,924
Total deposits	10,033,649	9,182,146
Customers
Time Deposits [Line Items]
Payable on demand	8,193,213	7,654,643
Payable on a fixed date	1,816,640	1,513,025
Total deposits	10,009,853	9,167,668
Customers | Bermuda
Time Deposits [Line Items]
Payable on demand	4,747,086	3,739,829
Payable on a fixed date	1,200,016	531,877
Total deposits	5,947,102	4,271,706
Customers | Cayman
Time Deposits [Line Items]
Payable on demand	2,606,305	2,596,642
Payable on a fixed date	417,750	416,489
Total deposits	3,024,055	3,013,131
Customers | Guernsey
Time Deposits [Line Items]
Payable on demand	781,119	996,343
Payable on a fixed date	185,457	248,866
Total deposits	966,576	1,245,209
Customers | The Bahamas
Time Deposits [Line Items]
Payable on demand	58,703	36,078
Payable on a fixed date	13,417	3,602
Total deposits	72,120	39,680
Customers | United Kingdom
Time Deposits [Line Items]
Payable on demand	0	285,751
Payable on a fixed date	0	312,191
Total deposits	0	597,942
Banks
Time Deposits [Line Items]
Payable on demand	20,091	10,579
Payable on a fixed date	3,705	3,899
Total deposits	23,796	14,478
Banks | Bermuda
Time Deposits [Line Items]
Payable on demand	341	403
Payable on a fixed date	4	0
Total deposits	345	403
Banks | Cayman
Time Deposits [Line Items]
Payable on demand	19,615	9,365
Payable on a fixed date	3,701	3,899
Total deposits	23,316	13,264
Banks | Guernsey
Time Deposits [Line Items]
Payable on demand	0	669
Payable on a fixed date	0	0
Total deposits	0	669
Banks | United Kingdom
Time Deposits [Line Items]
Payable on demand	135	142
Payable on a fixed date	0	0
Total deposits	$ 135	$ 142